Condensed Consolidated Balance Sheets (Parenthetical) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Condensed Consolidated Balance Sheets
Common units, issued	64,615	64,615
Common units, outstanding	64,615	64,615